Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	5.51
Maximum Aggregate Offering Price	$ 22,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,043.72
Offering Note	(1) The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers (a) 3,000,000 additional shares of common stock, $0.001 par value per share (the "Common Stock"), of comScore, Inc., a Delaware corporation, that may be delivered with respect to awards under the comScore, Inc. Amended and Restated 2018 Equity and Incentive Compensation Plan (as amended from time to time, the "Plan") and (b) 1,000,000 shares of Common Stock that may be delivered with respect to awards under the comScore, Inc. Employment Inducement Plan (as amended from time to time, the "Inducement Plan"). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan or the Inducement Plan. (3) The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Global Select Market on August 18, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $5.51.